DUE TO AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of Due to Affiliate

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Principal amount outstanding	$295,325	$295,325
Less: Discount and transaction costs (net of amortization)	(32,903)	(38,501)
Due to Affiliate	$262,422	$256,824